Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note	$-	$-	$1,727,694	$1,727,694
Total	$-	$-	$1,727,694	$1,727,694

Reconciliation of the beginning and ending balances for convertible note measured at fair value on a recurring basis
December 31,
2023
Opening balance	$-
New convertible note issued	1,999,990
Change in fair value of convertible note	165,704
Conversion of convertible notes	(438,000)
Ending balance	$1,727,694

Schedule of estimated useful lives for significant property and equipment
Buildings	3 - 20 years
Machinery and equipment	5 - 10 years
Transportation equipment	4 - 5 years
Office equipment	4 - 5 years
Electronic equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets
Estimated Useful Life
Software	5 - 10 years
Land use right	50 years
Patents	10 years

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	December 31, 2023		December 31, 2022		December 31, 2021
US$: RMB exchange rate	Period End	$7.0999	Period End	$6.8972	Period End	$6.3726
	Average	$7.0809	Average	$6.7290	Average	$6.4508